CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Basic net loss per share	$ (0.13)	$ (0.40)	$ (0.21)
Diluted net loss per share	$ (0.13)	$ (0.40)	$ (0.21)